Non Convertible Debt (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Non-Convertible Debt [Abstract]
Schedule of Non Convertible Debt
Details of the Non-Convertible Debt are as follows:
	Twelve months ended December 31, 2018	Eleven months ended December 31, 2017
Non-Convertible Debt – beginning of period	$92,268	$65,752
Transition to IFRS 9 (Note 2)	813	-
Non-Convertible Debt – adjusted beginning of period	93,081	65,752
Change due to modification (Note 7)	(1,452)	-
Accretion and capitalized interest	17,131	11,599
Funding, net of costs	69,723	14,917
Total Non-Convertible Debt	178,483	92,268
Less current portion	(178,483)	(92,268)
Non-current portion	$-	$-